Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Factors used in the earnings per common share computation

	2012	2011
Basic
Net income	$4,285	$3,242

Weighted average common shares outstanding	6,161,686	6,076,249
Less: Average unallocated ESOP shares	(239,440)	(184,898)

Average shares	5,922,246	5,891,351

Basic earnings per common share	$0.72	$0.55

Diluted
Net income	$4,285	$3,242

Weighted average common shares outstanding for basic earnings per common share	5,922,246	5,891,351
Add: Dilutive effects of assumed exercises of stock options	1,678	2,189

Average shares and dilutive potential common shares	5,923,924	5,893,793

Diluted earnings per common share	$0.72	$0.55